The Ambassador Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Principal Amount		Value
	PREFERRED NOTES — 7.7%
$3,400,000	Consulate RE 2022-1A 3.792%, 1/5/2024[1,2]	$2,981,800
	TOTAL PREFERRED NOTES
	(Cost $2,981,818)	2,981,800
	U.S. TREASURY BILLS — 87.5%
	United States Treasury Bill
20,000,000	0.000%, 4/6/2023*	19,840,760
14,000,000	0.000%, 4/20/2023*	13,862,576
	TOTAL U.S. TREASURY BILLS
	(Cost $33,705,382)	33,703,336

Number of Shares
	SHORT-TERM INVESTMENTS — 4.6%
1,750,935	Fidelity Investments Money Market Government Portfolio - Institutional Class 4.114%[3]	1,750,935
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,750,935)	1,750,935
	TOTAL INVESTMENTS — 99.8%
	(Cost $38,438,135)	38,436,071
	Other Assets in Excess of Liabilities — 0.2%	76,565
	TOTAL NET ASSETS — 100.0%	$38,512,636

[1] Level 3 securities fair valued under procedures established by the Advisor, represents 7.7% of Total Net Assets. The total value of these securities is $2,981,800.
[2] Restricted security, represents 7.7% of Total Net Assets. The total value of this security is $2,981,800.
[3] The rate is the annualized seven-day yield at period end.
* Non-income producing security.